ZHEJIANG JIAHUAN ELECTRONIC COMPANY CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS’ EQUITY In Thousands	Total USD ($)	ZHEJIANG JIAHUAN CNY	ZHEJIANG JIAHUAN Share capital CNY	ZHEJIANG JIAHUAN Capital reserves CNY	ZHEJIANG JIAHUAN PRC statutory reserves CNY	ZHEJIANG JIAHUAN Retained earnings CNY	ZHEJIANG JIAHUAN Non controlling interest CNY
Beginning Balance, amount at Dec. 31, 2011		81,340	11,250	8,542	20,920	40,160	468
Acquisition of Non-controlling interest						204	(204)
Net loss and total comprehensive loss	(429)	1,535				1,519	16
Ending Balance, amount at Dec. 31, 2012		82,875	11,250	8,542	20,920	41,883	280
Net loss and total comprehensive loss	35	2,308				2,305	3
Transfer to statutory reserve					11	(11)
Dividend paid		(2,250)				(2,250)
Ending Balance, amount at Dec. 31, 2013		82,933	11,250	8,542	20,931	41,927	283
Net loss and total comprehensive loss	156	4,710				4,710
Dividend paid		(2,250)				(2,250)
Ending Balance, amount at Dec. 31, 2014		85,393	11,250	8,542	20,931	44,387	283